Long-term investment, net (Tables)	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long-term investment

Long-term investment, net consists of investments in privately held company. The following table sets forth the changes in the Group’s Long-term investments:

	Investment-1	Investment-2	Investment-3	Total
	USD	USD	USD	USD
Balance as of March 31, 2025	—	13,159,074	—	13,159,074
Share gain (loss) from equity investments	—	—	—	—
Loss due to valuation	—	—	—	—
Impairment	—	(5,305,764)	—	(5,305,764)
Foreign currency translation adjustments	—	372,327	—	372,327
Balance as of March 31, 2026	—	8,225,637	—	8,225,637